CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 36,629	$ 35,168
Marketable securities	4,701	8,519
Accounts receivable	27,621	26,306
Loan receivable	249,864	220,380
Total current assets	318,815	290,373
Equity method investments	133,397
Oil and gas property	40,500	63,970
Total assets	492,712	354,343
Current liabilities:
Accounts payable and accrued liabilities	80,670	88,232
Loan payable	164,556	153,198
Due to related party	1,100,959	696,717
Total current liabilities	1,346,185	938,147
Asset retirement obligation	3,848	4,185
Total liabilities	1,350,033	942,332
Stockholders' equity (deficit):
Preferred stock value
Common stock value	2,358,954	2,358,954
Additional paid-in capital	9,527	9,527
Accumulated other comprehensive income (loss)	(35,102)	(94,267)
Deficit	(3,190,700)	(2,862,203)
Total stockholders' equity (deficit)	(857,321)	(587,989)
Total liabilities and stockholders' equity (deficit)	$ 492,712	$ 354,343